Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	RJO Global Trust
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 6,215,180
Amendment Flag	false
Entity Central Index Key	0001027099
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY